DISCLOSURE OF OTHER INFORMATION (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Depreciation and amortization	$ 516,012	$ 519,380	$ 407,422
Wages and salaries	577,634	628,093	602,936
Total	3,445,284	3,910,378	3,722,749
Total	535,704	586,873	556,805
Fees (legal and technical advisors)	5,899	5,465	3,832
Maintenance and repair	4,342	1,287	430
Total	510,137	554,038	561,284
Cost Of Sales [Member]
Statement [Line Items]
Timber	844,548	879,583	691,129
Forestry labor costs	467,595	547,749	672,233
Depreciation and amortization	412,750	409,442	377,557
Depreciation for right of use	57,785	64,434	0
Maintenance costs	225,691	294,853	280,715
Chemical costs	444,429	557,074	560,241
Sawmill Services	102,663	140,220	140,106
Other Raw Materials	212,872	236,250	228,701
Other Indirect costs	118,721	149,853	185,424
Energy and fuel	168,782	212,655	207,712
Cost of electricity	32,200	34,871	34,301
Wages and salaries	357,248	383,394	344,630
Total	3,445,284	3,910,378	3,722,749
Distribution cost [Member]
Statement [Line Items]
Depreciation for right of use	1,664	1,792	0
Selling costs	35,847	38,097	39,402
Commissions	13,846	13,573	14,629
Insurance	3,521	4,405	4,266
Provision for doubtful accounts	1,427	981	3,144
Other selling costs	17,053	19,138	17,363
Shipping and freight costs	499,857	548,776	517,403
Port services	41,731	36,145	28,064
Freights	414,153	472,542	440,886
Other shipping and freight costs (internation, warehousing, stowage, customs and other costs)	42,309	38,297	48,453
Total	535,704	586,873	556,805
Administrative expenses [Member]
Statement [Line Items]
Depreciation and amortization	33,753	29,412	27,879
Depreciation for right of use	8,006	10,775	0
Wages and salaries	210,708	229,224	247,927
Insurance	23,297	19,825	15,538
Marketing, advertising, promotion and publications expenses	10,037	18,127	12,650
Computer services	32,473	34,931	27,434
Lease rentals (offices, other property and vehicles)	5,282	7,038	14,249
Donations, contributions, scholarships	14,879	9,980	13,952
Fees (legal and technical advisors)	38,701	47,889	51,039
Property taxes, city permits and rights	19,206	16,371	17,645
Cleaning services, security services and transportation	28,108	22,959	24,089
Third-party variable services (maneuvers, logistics)	36,535	40,432	43,573
Basic services	8,788	9,537	9,467
Maintenance and repair	6,448	7,238	6,973
Seminars, courses, training materials	1,906	3,091	3,117
Other administration expenses (travels, clothing and safety equipment, enviromental expenses, audits and others)	32,010	47,209	45,752
Total	$ 510,137	$ 554,038	$ 561,284